Condensed Balance Sheets (USD $)	Aug. 31, 2012	Aug. 31, 2011
Cash	$ 379	$ 157
Total current assets	379	157
Total assets	379	157
Accrued liabilities	4,375	4,375
Payable to affiliates	29,532	18,627
Total current liabilities	33,907	23,002
Common Stock: Paid-In Capital, Par Value $0.0001 per Share, 75,000,000 Shares Authorized,	1,200	1,200
Additional paid in capital	800	800
Deficit accumulated during development stage	(35,527)	(24,845)
Total shareholders' equity	(33,527)	(22,845)
Total liabilities and stockholders' equity (deficit)	$ 379	$ 157